Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
28	CASH AND CASH EQUIVALENTS

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Bank deposits with original maturity within three months	5,907	15,115
Cash at banks and in hand	114,729	75,298

	120,636	90,413